VARIABLE INTEREST ENTITIES (Nonconsolidated Variable Interest Entity) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Variable Interest Entity [Line Items]
Investment in nonconsolidated affiliates	$ 3,453	$ 3,224	$ 3,204
Acrylic Acid Joint Venture [Member]
Variable Interest Entity [Line Items]
Investment in nonconsolidated affiliates	$ 144